Debt - Components of Debt (Parenthetical) (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
7.125% Senior Secured Notes, due April 2017 | Secured Debt
Debt Instrument [Line Items]
Debt instrument percentage rate	7.125%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	$ 25,000,000
10.5% Senior Notes, due October 2017 | Senior Notes
Debt Instrument [Line Items]
Debt instrument percentage rate	10.50%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	25,000,000
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument percentage rate	3.375%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	25,000,000
10.25% Senior Notes, due April 2019 | Senior Notes
Debt Instrument [Line Items]
Debt instrument percentage rate	10.25%
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	25,000,000
7.375% Senior Notes, due April 2018 | Senior Notes
Debt Instrument [Line Items]
Debt instrument percentage rate	7.375%
Revolving Credit Facility | Senior Secured Credit Facility
Debt Instrument [Line Items]
Minimum other indebtedness in default that would trigger event of cross default under certain conditions (in dollars)	$ 25,000,000
Credit facility alternate base rate description	The Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%)
Maximum secured leverage ratio	350.00%
Revolving Credit Facility | Federal Funds Rate | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Revolving Credit Facility | Eurodollar Rate | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Revolving Credit Facility | Additional Margin over Alternate Base Rate | Minimum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Revolving Credit Facility | Additional Margin over Alternate Base Rate | Maximum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	4.50%
Revolving Credit Facility | Additional Margin over Eurodollar Rate | Minimum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	4.00%
Revolving Credit Facility | Additional Margin over Eurodollar Rate | Maximum | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	5.50%